Shareholders' Equity (Details) - Schedule of options and warrants outstanding	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Shareholders' Equity (Details) - Schedule of options and warrants outstanding [Line Items]
Number Awards outstanding at beginning of period | shares	413,313
Weighted average exercise price Awards outstanding at beginning of period | $ / shares	$ 0.01
Number Awards granted | shares
Weighted average exercise price Awards granted | $ / shares
Number Warrants exercised | shares	413,313
Weighted average exercise price Warrants exercised | $ / shares	$ 0.01
Aggregate intrinsic value Warrants exercised | $	$ 4,618
Number Awards outstanding at end of period | shares
Weighted average exercise price Awards outstanding at end of period | $ / shares
Weighted average remaining contractual life Awards outstanding at end of period
Aggregate intrinsic value Awards outstanding at end of period | $
2019 Plan [Member] | Awards [Member]
Shareholders' Equity (Details) - Schedule of options and warrants outstanding [Line Items]
Number Awards outstanding at beginning of period | shares	179,037
Weighted average exercise price Awards outstanding at beginning of period | $ / shares	$ 0.99
Number Awards granted | shares	832,427
Weighted average exercise price Awards granted | $ / shares	$ 3.2
Number Awards forfeited | shares	3,580
Weighted average exercise price Awards forfeited | $ / shares	$ 2.79
Number Awards outstanding at end of period | shares	1,007,884
Weighted average exercise price Awards outstanding at end of period | $ / shares	$ 2.81
Weighted average remaining contractual life Awards outstanding at end of period	3 years 8 months 12 days
Aggregate intrinsic value Awards outstanding at end of period | $	$ 8,434
Number Awards exercisable at end of period | shares	1,007,884
Weighted average exercise price Awards exercisable at end of period | $ / shares	$ 2.81
Weighted average remaining contractual life Awards exercisable at end of period	3 years 8 months 12 days
Aggregate intrinsic value Awards exercisable at end of period | $	$ 8,434
2021 LTIP [Member] | Awards [Member]
Shareholders' Equity (Details) - Schedule of options and warrants outstanding [Line Items]
Number Awards granted | shares	2,105,527
Weighted average exercise price Awards granted | $ / shares	$ 10.05
Number Awards forfeited | shares	3,555
Weighted average exercise price Awards forfeited | $ / shares	$ 10
Number Awards outstanding at end of period | shares	2,101,972
Weighted average exercise price Awards outstanding at end of period | $ / shares	$ 10.05
Weighted average remaining contractual life Awards outstanding at end of period	4 years 8 months 26 days
Aggregate intrinsic value Awards outstanding at end of period | $	$ 2,376
Warrants [Member]
Shareholders' Equity (Details) - Schedule of options and warrants outstanding [Line Items]
Number Awards outstanding at beginning of period | shares	2,176,081
Weighted average exercise price Awards outstanding at beginning of period | $ / shares	$ 1.03
Number Awards granted | shares
Weighted average exercise price Awards granted | $ / shares
Weighted average remaining contractual life Awards granted
Aggregate intrinsic value Awards granted | $
Number Awards outstanding at end of period | shares	2,176,081
Weighted average exercise price Awards outstanding at end of period | $ / shares	$ 1.03
Weighted average remaining contractual life Awards outstanding at end of period	2 years 9 months 21 days
Aggregate intrinsic value Awards outstanding at end of period | $	$ 22,084
Number Awards exercisable at end of period | shares	2,176,081
Weighted average exercise price Awards exercisable at end of period | $ / shares	$ 1.03
Weighted average remaining contractual life Awards exercisable at end of period	2 years 9 months 21 days
Aggregate intrinsic value Awards exercisable at end of period | $	$ 22,084